Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 1,637,926,982	$ 1,415,695,020
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	20,231,127,931	13,494,564,030
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	9,777,215	116,994,621
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	8,329,699	28,935,340
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	423,095,210	55,196,186
Fair Value through OCI	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	3,868,112,993	3,010,456,587
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	479,636,814	326,569,454
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,096,011,970	219,201,761
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	288,917,745	486,118,312
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	7,322,813,233	4,718,751,562
Fair Value through OCI	0	0
Argentine Central Bank's Notes
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,816,801
Amortized Cost	0
Fair Value through OCI	0
Argentine Central Bank's Bills
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		0
Amortized Cost		747,855,732
Fair Value through OCI		0
Government Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,495,259,889	1,354,304,553
Amortized Cost	0	0
Fair Value through OCI	0	0
Corporate Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	139,850,292	61,390,467
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	4,517,903	83,434,721
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		0
Amortized Cost		2,766,551,954
Fair Value through OCI		0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	362,003,761	116,559,022
Amortized Cost	1,523,168,636	304,520,556
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	26,974,180	0
Amortized Cost	15,594,049,791	7,283,530,406
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,367,129,719	3,756,036,515
Fair Value through OCI	2,497,532,441	50,425,275
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	18,252,814	85,241,078
Amortized Cost	1,452,094,178	935,063,901
Fair Value through OCI	141,270,393	0
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	45,693,300	22,785,410
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0